Fair values - Fair value of financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets.
Securities in "Marketable securities and short-term investments"		$ 2,108,000,000	$ 566,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"		145,000,000	143,000,000
Derivative liabilities-non-current in "Other non-current liabilities"		46,000,000	23,000,000
Financial assets reclassification from Level 1 to Level 2		0	0	$ 0
Financial assets reclassification from Level 2 to Level 1		0	0	0
Financial liabilities reclassification from Level 1 to Level 2		0	0	0
Financial liabilities reclassification from Level 2 to Level 1		0	0	0
Goodwill impairment charges		311,000,000	0	$ 0
Recurring
Assets.
Derivative assets-current in "Other current assets"		308,000,000	120,000,000
Derivative assets-non-current in "Other non-current assets"		114,000,000	104,000,000
Total financial assets, fair value		2,530,000,000	790,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"		145,000,000	143,000,000
Derivative liabilities-non-current in "Other non-current liabilities"		46,000,000	23,000,000
Total financial liabilities, fair value		191,000,000	166,000,000
Non-recurring
Assets.
Total financial assets, fair value		0	0
Liabilities
Goodwill impairment charges	$ 311,000,000
Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		1,716,000,000	304,000,000
Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		293,000,000	197,000,000
Debt securities - European government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		24,000,000
Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		75,000,000	65,000,000
Private equity investment | Non-recurring
Liabilities
Net increases in fair value		73,000,000
Level 1 | Recurring
Assets.
Total financial assets, fair value		317,000,000	197,000,000
Level 1 | Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		293,000,000	197,000,000
Level 1 | Debt securities - European government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		24,000,000
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"		308,000,000	120,000,000
Derivative assets-non-current in "Other non-current assets"		114,000,000	104,000,000
Total financial assets, fair value		2,213,000,000	593,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"		145,000,000	143,000,000
Derivative liabilities-non-current in "Other non-current liabilities"		46,000,000	23,000,000
Total financial liabilities, fair value		191,000,000	166,000,000
Level 2 | Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		1,716,000,000	304,000,000
Level 2 | Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		75,000,000	$ 65,000,000
Level 2 | Private equity investment | Non-recurring
Assets.
Total financial assets, fair value		$ 105,000,000